Accounts Payable and Accrued Liabilities	9 Months Ended
Sep. 30, 2015
Unaudited Interim [Member]
Accounts payable and accrued liabilities
8.	Accounts payable and accrued liabilities

Accounts payable consisted of the following as at September 30, 2015 and December 31, 2014.

	September 30, 2015	December 31, 2014

Accounts payable	$249,244	$1,826
Accrued liabilities	56,127	124,072
	$305,371	$125,898